SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Accounting Policies [Abstract]
Uninsured cash balance				$ 576,798	$ 1,297,238
Impairment of long-lived assets	$ 0	$ 0
Rental income	$ 27,086	$ 26,637	$ 19,125